Other Information	9 Months Ended
Sep. 30, 2015
Text Block [Abstract]
Other Information

NOTE 16 — OTHER INFORMATION

Cash payments

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Interest	$20.1	$21.7	$45.0	$47.7
Income taxes (net of refunds)	$(1.5)	$2.6	$1.7	$4.3

Non-U.S. cash

Holdings has its bank accounts with a relatively small number of high quality financial institutions. Substantially all of the cash and cash equivalents, including cash balances at non-U.S. subsidiaries, at September 30, 2015 and December 31, 2014, were uninsured. Holdings’ non-U.S. subsidiaries had cash balances of $9.9 million and $9.5 million at September 30, 2015 and December 31, 2014, respectively. During the nine months ended September 30, 2015 and 2014, Holdings’ Spanish subsidiary distributed cash dividends of $2.4 million and $7.6 million, respectively, to its U.S. parent company. During the nine months ended September 30, 2014, one of Holdings’ Mexican subsidiaries distributed cash dividends of $1.8 million to its U.S. parent company.

Income tax matters

During the three months ended September 30, 2015, Holdings recorded income tax expense of $3.4 million, or a negative 24.1% effective tax rate, on a pre-tax loss from continuing operations of $14.1 million. The effective tax rate differs from the U.S. federal statutory rate principally due to certain adjustments related to prior period financial statements in relation to current and deferred income tax expense. See Note 1 for further information. During the nine months ended September 30, 2015, Holdings recorded income tax expense of $15.5 million, or a negative 52.2% effective tax rate, on a pre-tax loss from continuing operations of $29.7 million. The effective tax rate differs from the U.S. federal statutory rate principally due to valuation allowances recorded on certain deferred tax assets in the U.S. as well as non-U.S. jurisdictions. The recognition of the valuation allowance was triggered by the sale of Wells.

During the three months ended September 30, 2014, Holdings recorded an income tax benefit of $1.0 million, or a 62.5% effective tax rate, on pre-tax income from continuing operations of $1.6 million. The effective tax rate differs from the U.S. federal statutory rate principally due to state income taxes, non-U.S. tax rate differences and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities, partially offset by the provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and valuation allowances against certain deferred tax assets. During the nine months ended September 30, 2014, Holdings recorded an income tax benefit of $21.4 million, or a 35.9% effective tax rate, on a pre-tax loss from continuing operations of $59.6 million. The effective tax rate differs from the U.S. federal statutory rate principally due to valuation allowances against certain deferred tax assets, provision of U.S. deferred income tax expense on undistributed earnings of Holdings’ Spanish subsidiary and withholding taxes on a dividend distribution from Holdings’ Spanish subsidiary, partially offset by state income taxes, non-U.S. tax rate differences and an adjustment from the resolution of transfer price assessments at one of Holdings’ Chinese subsidiaries between the U.S. and China tax authorities.

Concentrations of risk

Holdings sells vehicle parts to a wide base of customers primarily in the automotive aftermarket. Holdings has outstanding receivables owed by these customers and to date has experienced no significant collection problems. For the nine months ended September 30, 2015, sales to three customers, General Motors Company (“GM”), Advance Stores Company, Inc. (“Advance”) and AutoZone, Inc. (“AutoZone”), accounted for 18.8%, 12.0%, and 10.0% of total net sales, respectively. For the nine months ended September 30, 2014, sales to two customers, GM and AutoZone, accounted for 18.1% and 16.3%, respectively, of total net sales. No other customer accounted for more than 10% of total net sales for the nine months ended September 30, 2015 and 2014. At September 30, 2015 and December 31, 2014, the receivable balances from GM were $21.3 million and $20.1 million, respectively. At September 30, 2015 and December 31, 2014, the receivable balances from AutoZone were $25.5 million and $49.4 million, respectively. At September 30, 2015 and December 31, 2014, the receivable balances from Advance were $10.9 million and $7.9 million, respectively.

Capital stock

At both September 30, 2015 and December 31, 2014, there were 1,002 ordinary shares of Holdings authorized, issued and outstanding.